Shareholders' Equity (Details 1) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 May 2013 [Member] USD ($)	Dec. 31, 2013 May 2013 [Member] EUR (€)	Dec. 31, 2013 June 2013[Member] USD ($)	Dec. 31, 2013 June 2013[Member] EUR (€)	Dec. 31, 2013 July 2013 [Member] USD ($)	Dec. 31, 2013 July 2013 [Member] EUR (€)	Dec. 31, 2013 August 2013 [Member] USD ($)	Dec. 31, 2013 August 2013 [Member] EUR (€)	Dec. 31, 2013 Total [Member] USD ($)	Dec. 31, 2013 Total [Member] EUR (€)
shares repurchased (line items)
Average price paid per share	$ 68.48	€ 52.96	$ 69.95	€ 53.05	$ 64.63	€ 49.42	$ 64.30	€ 48.40	$ 66.90	€ 51.00
Total number of shares purchased as part of publicly announced plans or programs	1,078,255	1,078,255	2,502,552	2,502,552	2,972,770	2,972,770	995,374	995,374	7,548,951	7,548,951
Total Value of Shares Repurchased	$ 73,842	€ 57,107	$ 175,047	€ 132,769	$ 192,124	€ 146,916	$ 64,001	€ 48,174	$ 505,014	€ 384,966